Income tax (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Corporate income tax, percentage	10.00%
Deferred income tax assets (tax loss carry forwards)	$ 8,125	$ 685,361
Deferred income tax liabilities		135
Deferred liability		$ 1,361
Corporate income tax, percentage	1.00%
Uruguay [Member]
Statement [Line Items]
Tax loss carry forwards expiration	5 years
Argentina [Member]
Statement [Line Items]
Tax loss carry forwards expiration	5
Bolivia [Member]
Statement [Line Items]
Tax loss carry forwards expiration	3
Top Range [Member]
Statement [Line Items]
Corporate income tax, percentage	30.00%
Bottom Range [Member]
Statement [Line Items]
Corporate income tax, percentage	30.00%